UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Dallas, Texas     November 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     37

Form13F Information Table Value Total:     $155,085 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS        COM NEW         000886309     2802   142872 SH       SOLE                   142872
ACME PACKET INC                 COM             004764106     2182   141500 SH       SOLE                   141500
ARCH CAP GROUP LTD              ORD             G0450A105     9026   121300 SH       SOLE                   121300
BLOCKBUSTER INC                 CL A            093679108     1448   269700 SH       SOLE                   269700
BLOCKBUSTER INC                 CL B            093679207     1668   344000 SH       SOLE                   344000
BLOUNT INTL INC NEW             COM             095180105     2233   196600 SH       SOLE                   196600
CEMEX SAB DE CV                 SPON ADR NEW    151290889     4022   134415 SH       SOLE                   134415
DAIMLERCHRYSLER AG              ORD             D1668R123     4619    46100 SH       SOLE                    46100
DREW INDS INC                   COM NEW         26168L205     6826   167800 SH       SOLE                   167800
EXTERRAN HLDGS INC              COM             30225X103    14188   176596 SH       SOLE                   176596
GETTY IMAGES INC                COM             374276103      532    19100 SH       SOLE                    19100
GREY WOLF INC                   COM             397888108      111    16900 SH       SOLE                    16900
INTUIT                          COM             461202103    10247   338200 SH       SOLE                   338200
ISHARES TR                      RUSSELL 2000    464287655     2026    25300 SH       SOLE                    25300
ISHARES TR                      RUSSELL 2000    464287655       75      255 SH  PUT  SOLE                      255
J2 GLOBAL COMMUNICATIONS INC    COM NEW         46626E205      124     3800 SH       SOLE                     3800
LABORATORY CORP AMER HLDGS      COM NEW         50540R409     7299    93300 SH       SOLE                    93300
LOOPNET INC                     COM             543524300     1849    90000 SH       SOLE                    90000
MBIA INC                        COM             55262C100     8181   134000 SH       SOLE                   134000
MOODYS CORP                     COM             615369105     2863    56800 SH       SOLE                    56800
NAVTEQ CORP                     COM             63936L100     8000   102600 SH       SOLE                   102600
PALM HARBOR HOMES               COM             696639103      794    63600 SH       SOLE                    63600
PARKER HANNIFIN CORP            COM             701094104     2516    22500 SH       SOLE                    22500
PILGRIMS PRIDE CORP             COM             721467108     5810   167300 SH       SOLE                   167300
POWERSHARES QQQ TRUST           UNIT SER 1      73935A104      360     7000 SH  PUT  SOLE                     7000
RAYTHEON CO                     COM NEW         755111507    10071   157800 SH       SOLE                   157800
RAYTHEON CO                     COM NEW         755111507        1      324 SH  PUT  SOLE                      324
RED HAT INC                     COM             756577102      252    12700 SH       SOLE                    12700
SAVVIS INC                      COM NEW         805423308     1164    30000 SH       SOLE                    30000
SOHU COM INC                    COM             83408W103     8428   223500 SH       SOLE                   223500
SOMANETICS CORP                 COM NEW         834445405     5834   313317 SH       SOLE                   313317
SONUS NETWORKS INC              COM             835916107    10431  1710000 SH       SOLE                  1710000
SYNOPSYS INC                    COM             871607107     5690   210100 SH       SOLE                   210100
TERRA INDS INC                  COM             880915103     1785    57100 SH       SOLE                    57100
TIME WARNER INC                 COM             887317105     8253   449500 SH       SOLE                   449500
VALERO ENERGY CORP NEW          COM             91913Y100     1720    25600 SH       SOLE                    25600
VALMONT INDS INC                COM             920253101     1655    19500 SH       SOLE                    19500